Bank Borrowings - Credit facility (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2016	Dec. 31, 2017	Dec. 31, 2018
Credit facility
Total available credit amount		$ 6,000,000	$ 10,000,000
Credit facility
Credit facility
Total credit available under this facility	$ 6,000,000
Credit facility, short-term borrowings
Credit facility
Total credit available under this facility	$ 2,000,000
Weighted average interest rate of short-term borrowings (as a percent)		5.66%
Credit facility, short-term borrowings | PBOC rate, 6 months
Credit facility
Variable interest rate (as a percent)	1.31%
Credit facility, short-term borrowings | Maximum
Credit facility
Maturity period (in years)	12 months
Credit facility, long-term borrowings
Credit facility
Total credit available under this facility	$ 4,000,000
Weighted average interest rate of long-term borrowings (as a percent)		6.18%
Credit facility, long-term borrowings | PBOC rate, one year
Credit facility
Variable interest rate (as a percent)	1.43%
Credit facility, long-term borrowings | Maximum
Credit facility
Maturity period (in years)	24 months